Taxation (Details) - Schedule of Actual Income Tax Expense ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Actual Income Tax Expense [Abstract]
Loss before tax		¥ (94,993)	$ (13,380)	¥ (232,101)	¥ (1,194,090)
Income tax computed at PRC statutory tax rate		(23,748)		(58,025)	(298,523)
Effect of preferential tax rate	[1]			(6,364)	68,988
Tax rate differential not subject to PRC income tax		3,172		39,482	758
Non-deductible expense		14,424		44,424	47,393
Change in valuation allowance		6,339		59,700	188,892
Additional deduction for research and development expenses				(981)	(839)
Tax-exempted income				(92)	(220)
Late payment surcharge on uncertain tax position		(2,118)		2,197	2,661
Others	[2]	42		(72,853)	(203)
Total		¥ (1,889)	$ (266)	¥ 7,487	¥ 8,907

[1]	Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 16 – a) PRC section for details.
[2]	It was expected that Shenzhen Fangdd would not satisfy all the criteria for HNTE status in the foreseeable future years since 2023, so its enacted future income tax rate was changed from 15% to 25% when considering the deferred income tax assets.